Trade and other receivables, net (Details) - Schedule of trade and other receivables, net - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of trade and other receivables, net [Abstract]
Trade receivables, net of discounts	[1]	$ 111,071	$ 95,819
Impairment of trade receivables		(8,755)	(9,573)
Other receivables		15,132	10,247
Trade receivables, net of discounts and impairment		$ 117,449	$ 96,493

[1]	Discount and return provision amounts to $7,345 (2020: $3,878).